Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]
ITEM 11.	EXECUTIVE COMPENSATION

The information required by Item 11 is contained under the captions “Executive Compensation,” and “Compensation of Directors and Executive Officers” in the Proxy Statement. The information under such captions is incorporated herein by reference.